Loans - Summary of Deferral Activity Related to Loan Modification Programs to Customers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($)
Loan Modification Programs to Customer [Line Items]
Loans	$ 609,159	$ 551,633
Covid-19 [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 609,870
Deferred # of Loans | Loan	197
Total COVID Loan Deferrals	$ 64,918
Percent of Portfolio Modified	11.00%
Remaining Balance in Deferment	$ 12,396
Remaining # of Loans in Deferment | Loan	7
Covid-19 [Member] | Commercial [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 191,540
Deferred # of Loans | Loan	61
Total COVID Loan Deferrals	$ 9,260
Percent of Portfolio Modified	5.00%
Covid-19 [Member] | Commercial Real Estate [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 187,221
Deferred # of Loans | Loan	72
Total COVID Loan Deferrals	$ 51,335
Percent of Portfolio Modified	27.00%
Remaining Balance in Deferment	$ 11,921
Remaining # of Loans in Deferment | Loan	2
Covid-19 [Member] | Construction [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 36,038
Deferred # of Loans | Loan	2
Total COVID Loan Deferrals	$ 303
Percent of Portfolio Modified	1.00%
Covid-19 [Member] | Total Commercial [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 414,799
Deferred # of Loans | Loan	135
Total COVID Loan Deferrals	$ 60,898
Percent of Portfolio Modified	15.00%
Remaining Balance in Deferment	$ 11,921
Remaining # of Loans in Deferment | Loan	2
Covid-19 [Member] | Residential Real Estate [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 177,155
Deferred # of Loans | Loan	32
Total COVID Loan Deferrals	$ 3,521
Percent of Portfolio Modified	2.00%
Remaining Balance in Deferment	$ 475
Remaining # of Loans in Deferment | Loan	5
Covid-19 [Member] | RV [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 8,873
Deferred # of Loans | Loan	13
Total COVID Loan Deferrals	$ 281
Percent of Portfolio Modified	3.00%
Covid-19 [Member] | Other Consumer [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 9,043
Deferred # of Loans | Loan	17
Total COVID Loan Deferrals	$ 218
Percent of Portfolio Modified	2.00%
Covid-19 [Member] | Total Consumer [Member]
Loan Modification Programs to Customer [Line Items]
Loans	$ 195,071
Deferred # of Loans | Loan	62
Total COVID Loan Deferrals	$ 4,020
Percent of Portfolio Modified	2.00%
Remaining Balance in Deferment	$ 475
Remaining # of Loans in Deferment | Loan	5